ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Adam M. Schlichtmann
October 5, 2020	T +1 617 951 7114
F +1 617 235 7346
VIA EDGAR	adam.schlichtmann@ropesgray.com

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Western Asset Funds, Inc. (the “Registrant”)
(Registration Nos. 33-34929 and 811-06110)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of the prospectus and statement of additional information used with respect to Western Asset High Yield Fund, Western Asset Intermediate Bond Fund and Western Asset Total Return Unconstrained Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (“Amendment No. 126”), and (b) that Amendment No. 126 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann